Related Party Balances and Transactions (Details Narrative)														1 Months Ended			12 Months Ended
	Dec. 25, 2024 CNY (¥)	Nov. 06, 2024 CNY (¥)	Jun. 27, 2024 CNY (¥)	Jun. 20, 2024 CNY (¥)	May 22, 2024 CNY (¥)	Jun. 29, 2023 CNY (¥)	Jun. 14, 2023 CNY (¥)	Jun. 13, 2023 CNY (¥)	Apr. 13, 2023 CNY (¥)	Feb. 13, 2023 CNY (¥)	Jun. 23, 2022 CNY (¥)	Oct. 10, 2019 CNY (¥) shares	Oct. 26, 2017 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2021 CNY (¥)	Oct. 31, 2020 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Oct. 31, 2022 CNY (¥)	Oct. 10, 2019 $ / shares
Related Party Transaction [Line Items]
Principal amount convertible debt	¥ 20,000,000.0	¥ 30,000,000.0	¥ 10,000,000.0	¥ 50,000,000.0	¥ 10,000,000.0	¥ 6,000,000.0	¥ 10,000,000.0	¥ 3,000,000.0	¥ 4,000,000.0	¥ 3,000,000.0	¥ 10,000,000.0					¥ 65,000,000.0
Percentage of annual interest rate																10.00%
Percentage of equity interest																	14.24%
Aggregated principal amount																¥ 10,000,000.0
Convertible loan																55,000,000.0
Changes in fair value of amounts due to related party																	¥ 800,000	¥ 7,500,000	¥ 6,500,000
Fair value changes of amounts due to related party due to own credit risk																	200,000	400,000	¥ 500,000
Fanhua Group [Member]
Related Party Transaction [Line Items]
Percentage of equity interest												3.40%
Fanhua Group [Member]
Related Party Transaction [Line Items]
Principal amount convertible debt												¥ 80,000,000.0	¥ 130,000,000.0
Percentage of annual interest rate													10.00%
Amount of accrued interest												¥ 14,100,000
Shares converted | shares												28,684,255
Conversion price | $ / shares																					$ 0.4766
Extent principal balance of convertible debt																50,000,000.0
Amount of corresponding interest																¥ 15,000,000.0
Aggregated principal amount repaid														¥ 12,600,000	¥ 6,300,000		10,000,000.0
Borrowings amount														¥ 55,300,000			¥ 45,800,000	¥ 55,300,000		¥ 0
Maturity date														Oct. 26, 2024				Oct. 26, 2024